DEBT - Long-term loans (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
DEBT
Less: current portion of long-term loans	$ (98,328)
Total long-term loans, non-current	2,107,038
Non-related party
DEBT
Less: current portion of long-term loans	(98,328)	$ (578,775)
Total long-term loans, non-current	2,107,038	1,281,574
Non-related party | Bank of China
DEBT
Long-term loans, including current portion	1,783,958	$ 1,860,349
Non-related party | WeBank
DEBT
Long-term loans, including current portion	$ 421,408